Significant Accounting Policies (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 28, 2023	Feb. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Goodwill impairment				$ 7,420	$ 50,878
Impairment of property and equipment			$ 202	1,297	172
Private held amount		$ 1,010
Salary percentage			8.33%
Expenses			$ 1,043	1,024	1,251
Tax benefit percentage			50.00%
Cash	$ 290
Ordinary shares (in Shares)	45,392
USARAD Holding Inc. [Member]
Significant Accounting Policies [Line Items]
Cash	$ 500
Ordinary shares (in Shares)	210,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Success rate percentage			0.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Success rate percentage			100.00%
Common Stock [Member]
Significant Accounting Policies [Line Items]
Purchased common shares (in Shares)		67,000
Impairment of Long-Lived Assets [Member]
Significant Accounting Policies [Line Items]
Impairment of property and equipment					172
Cash and Cash Equivalents [Member]
Significant Accounting Policies [Line Items]
Debt securities				$ 28,373	$ 4,321